Other Long-term Liabilities	12 Months Ended
Dec. 31, 2023
Other Long-Term Liabilities [Abstract]
Other Long-term Liabilities

Note 13 - Other Long-term Liabilities

	December 31	December 31
	2023	2022
	€ in thousands
Warrants Liability (see Note 16)	84	329
Other liabilities(1)	793	1,626
Liabilities for employee’s benefits	62	66
	939	2,021

(1)	Represents the long-term portion of the potential liability in connection with the acquisition of rights in the Manara PSP. See Note 6B.